WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX FUND	September 30, 2022 (Unaudited)
SCHEDULE OF INVESTMENTS
	Shares	Value
COMMON STOCKS - 99.0% (a)
Communication Services - 7.6%
Activision Blizzard, Inc.	4,078	$303,159
Alphabet, Inc. - Class A (b)	32,660	3,123,929
Alphabet, Inc. - Class C (b)	35,100	3,374,865
Altice USA, Inc. - Class A (b)	120	700
AMC Entertainment Holdings, Inc. - Class A (b)(c)	2,885	20,108
Angi, Inc. (b)	150	443
AT&T, Inc.	39,890	611,913
Bumble, Inc. - Class A (b)	510	10,960
Cable One, Inc.	29	24,738
Cardlytics, Inc. (b)	230	2,162
Cars.com, Inc. (b)	445	5,117
Charter Communications, Inc. - Class A (b)	706	214,165
Cinemark Holdings, Inc. (b)	775	9,385
Cogent Communications Holdings, Inc.	141	7,355
Comcast Corp. - Class A	24,247	711,165
Consolidated Communications Holdings, Inc. (b)	501	2,084
DISH Network Corp. - Class A (b)	1,469	20,316
EchoStar Corp. - Class A (b)	400	6,588
Electronic Arts, Inc.	1,476	170,788
Fox Corp. - Class A	1,883	57,770
Fox Corp. - Class B	878	25,023
Frontier Communications Parent, Inc. (b)	1,359	31,841
Gray Television, Inc.	579	8,291
IAC, Inc. (b)	432	23,924
iHeartMedia, Inc. - Class A (b)	926	6,788
Iridium Communications, Inc. (b)	730	32,390
John Wiley & Sons, Inc. - Class A	200	7,512
Liberty Media Corp-Liberty SiriusXM - Class A (b)	638	24,289
Liberty Media Corp-Liberty SiriusXM - Class C (b)	950	35,825
Lions Gate Entertainment Corp. - Class B (b)	1,033	7,179
Live Nation Entertainment, Inc. (b)	977	74,291
Loyalty Ventures, Inc. (b)	60	73
Lumen Technologies, Inc.	5,440	39,603
Madison Square Garden Entertainment Corp. (b)	192	8,465
Madison Square Garden Sports Corp. (b)	93	12,709
Magnite, Inc. (b)	700	4,599
Match Group, Inc. (b)	1,572	75,063
Meta Platforms, Inc. - Class A (b)	12,202	1,655,567
Netflix, Inc. (b)	2,467	580,830
News Corp. - Class A	2,291	34,617
News Corp. - Class B	576	8,882
Nexstar Media Group, Inc.	261	43,548
Omnicom Group, Inc.	1,107	69,841
Paramount Global - Class B	2,693	51,275
Pinterest, Inc. - Class A (b)	580	13,514
ROBLOX Corp. - Class A (b)	1,162	41,646
Roku, Inc. (b)	140	7,896
Scholastic Corp.	737	22,670
Shenandoah Telecommunications Co.	300	5,106
Shutterstock, Inc.	122	6,121
Sinclair Broadcast Group, Inc. - Class A	425	7,688
Sirius XM Holdings, Inc. (c)	4,685	26,751
Snap, Inc. - Class A (b)	6,601	64,822
Take-Two Interactive Software, Inc. (b)	851	92,759
TechTarget, Inc. (b)	60	3,552
TEGNA, Inc.	1,282	26,512
Telephone and Data Systems, Inc.	700	9,730
The EW Scripps Co. - Class A (b)	569	6,413
The Interpublic Group of Cos., Inc.	2,119	54,246
The Marcus Corp.	100	1,389
The New York Times Co. - Class A	620	17,825
The Walt Disney Co. (b)	8,987	847,744
T-Mobile US, Inc. (b)	3,845	515,884
TripAdvisor, Inc. (b)	634	13,999
Twitter, Inc. (b)	4,033	176,807
Verizon Communications, Inc.	22,871	868,412
Vimeo, Inc. (b)	730	2,920
Warner Bros Discovery, Inc. (b)	13,719	157,769
Warner Music Group Corp. - Class A	407	9,446
WideOpenWest, Inc. (b)	546	6,699
World Wrestling Entertainment, Inc. - Class A	280	19,648
Yelp, Inc. (b)	566	19,193
Ziff Davis, Inc. (b)	190	13,011
ZipRecruiter, Inc. - Class A (b)	608	10,032
ZoomInfo Technologies, Inc. (b)	400	16,664
		14,627,003
Consumer Discretionary - 11.7%
1-800-Flowers.com, Inc. - Class A (b)	300	1,947
2U, Inc. (b)	325	2,031
Abercrombie & Fitch Co. - Class A (b)	425	6,609
Academy Sports & Outdoors, Inc.	555	23,410
Acushnet Holdings Corp.	55	2,392
ADT, Inc.	1,652	12,373
Adtalem Global Education, Inc. (b)	282	10,279
Advance Auto Parts, Inc.	314	49,091
Airbnb, Inc. - Class A (b)	380	39,915
Amazon.com, Inc. (b)	53,481	6,043,353
American Eagle Outfitters, Inc.	665	6,470
American Outdoor Brands, Inc. (b)	118	1,035
Aramark	1,407	43,898
Asbury Automotive Group, Inc. (b)	128	19,341
Autoliv, Inc.	473	31,516
AutoNation, Inc. (b)	195	19,865
AutoZone, Inc. (b)	98	209,909
Bally's Corp. (b)(c)	394	7,785
Bath & Body Works, Inc.	1,103	35,958
Beazer Homes USA, Inc. (b)	200	1,934
Bed Bath & Beyond, Inc. (b)(c)	275	1,675
Best Buy Co., Inc.	1,167	73,918
Big Lots, Inc.	200	3,122
Bloomin' Brands, Inc.	322	5,902
Booking Holdings, Inc. (b)	227	373,009
Boot Barn Holdings, Inc. (b)	213	12,452
BorgWarner, Inc.	1,310	41,134
Boyd Gaming Corp.	482	22,967
Bright Horizons Family Solutions, Inc. (b)	300	17,295
Brinker International, Inc. (b)	175	4,371
Brunswick Corp.	436	28,536
Burlington Stores, Inc. (b)	365	40,840
Caesars Entertainment, Inc. (b)	1,365	44,035
Caleres, Inc.	592	14,338
Camping World Holdings, Inc. - Class A	18	456
CarMax, Inc. (b)	881	58,164
Carnival Corp. (b)	5,125	36,029
Carter's, Inc.	172	11,271
Carvana Co. (b)(c)	80	1,624
Cavco Industries, Inc. (b)	45	9,259
Century Communities, Inc.	206	8,813
Chegg, Inc. (b)	740	15,592
Chewy, Inc. - Class A (b)(c)	290	8,909
Chipotle Mexican Grill, Inc. (b)	148	222,408
Choice Hotels International, Inc.	200	21,904
Churchill Downs, Inc.	191	35,173
Columbia Sportswear Co.	207	13,931
Coursera, Inc. (b)	645	6,953
Cracker Barrel Old Country Store, Inc.	93	8,610
Crocs, Inc. (b)	250	17,165
Dana, Inc.	900	10,287
Darden Restaurants, Inc.	555	70,108
Dave & Buster's Entertainment, Inc. (b)	300	9,309
Deckers Outdoor Corp. (b)	145	45,328
Dick's Sporting Goods, Inc.	466	48,762
Dillard's, Inc. - Class A (c)	102	27,822
Dine Brands Global, Inc.	159	10,106
Dollar General Corp.	1,111	266,484
Dollar Tree, Inc. (b)	1,193	162,367
Domino's Pizza, Inc.	200	62,040
DoorDash, Inc. - Class A (b)	220	10,879
Dorman Products, Inc. (b)	106	8,705
DR Horton, Inc.	1,833	123,453
DraftKings, Inc. - Class A (b)(c)	3,941	59,667
Dutch Bros, Inc. - Class A (b)(c)	123	3,831
eBay, Inc.	3,030	111,534
Etsy, Inc. (b)	684	68,489
Everi Holdings, Inc. (b)	548	8,889
Expedia Group, Inc. (b)	965	90,411
Five Below, Inc. (b)	307	42,265
Floor & Decor Holdings, Inc. - Class A (b)(c)	563	39,556
Foot Locker, Inc.	475	14,787
Ford Motor Co.	22,496	251,955
Fox Factory Holding Corp. (b)	225	17,793
Franchise Group, Inc.	292	7,096
Frontdoor, Inc. (b)	487	9,930
GameStop Corp. - Class A (b)(c)	1,424	35,785
General Motors Co.	7,426	238,300
Gentex Corp.	1,246	29,705
Gentherm, Inc. (b)	219	10,891
Genuine Parts Co.	782	116,768
Golden Entertainment, Inc. (b)	100	3,489
Graham Holdings Co. - Class B	20	10,760
Grand Canyon Education, Inc. (b)	200	16,450
Green Brick Partners, Inc. (b)	45	962
Group 1 Automotive, Inc.	60	8,572
H&R Block, Inc.	787	33,479
Hanesbrands, Inc.	3,050	21,228
Harley-Davidson, Inc.	639	22,288
Hasbro, Inc.	745	50,228
Helen of Troy Ltd. (b)	56	5,401
Hilton Grand Vacations, Inc. (b)	635	20,885
Hilton Worldwide Holdings, Inc.	1,463	176,467
Hyatt Hotels Corp. - Class A (b)	176	14,249
Installed Building Products, Inc.	65	5,264
iRobot Corp. (b)	167	9,407
Jack in the Box, Inc.	141	10,444
KB Home	375	9,720
Kohl's Corp.	735	18,485
Kontoor Brands, Inc.	339	11,394
Krispy Kreme, Inc.	830	9,570
Las Vegas Sands Corp. (b)	1,993	74,777
Laureate Education, Inc.	895	9,442
La-Z-Boy, Inc.	11	248
LCI Industries	154	15,625
Lear Corp.	350	41,892
Leggett & Platt, Inc.	706	23,453
Lennar Corp. - Class A	1,367	101,910
Leslie's, Inc. (b)	1,251	18,402
Light & Wonder, Inc. (b)	513	21,997
Lithia Motors, Inc.	140	30,037
LKQ Corp.	1,570	74,025
LL Flooring Holdings, Inc. (b)	241	1,670
Lowe's Cos., Inc.	3,523	661,655
Lucid Group, Inc. (b)(c)	3,528	49,286
Macy's, Inc.	1,304	20,434
Malibu Boats, Inc. - Class A (b)	191	9,166
Marriott International, Inc. - Class A	1,733	242,863
Marriott Vacations Worldwide Corp.	244	29,734
Mattel, Inc. (b)	1,097	20,777
McDonald's Corp.	3,757	866,890
MDC Holdings, Inc.	245	6,718
Meritage Homes Corp. (b)	200	14,054
MGM Resorts International	2,462	73,171
Mister Car Wash, Inc. (b)	890	7,636
Mohawk Industries, Inc. (b)	322	29,363
Monro, Inc.	48	2,086
Murphy USA, Inc.	126	34,639
National Vision Holdings, Inc. (b)	540	17,631
Newell Brands, Inc.	2,053	28,516
NIKE, Inc. - Class B	7,079	588,406
Nordstrom, Inc. (c)	670	11,209
Norwegian Cruise Line Holdings Ltd. (b)	2,450	27,832
NVR, Inc. (b)	18	71,767
Ollie's Bargain Outlet Holdings, Inc. (b)	173	8,927
O'Reilly Automotive, Inc. (b)	360	253,206
Overstock.com, Inc. (b)(c)	240	5,844
Oxford Industries, Inc.	50	4,489
Papa John's International, Inc.	173	12,112
Patrick Industries, Inc.	16	701
Peloton Interactive, Inc. - Class A (b)	320	2,218
Penn Entertainment, Inc. (b)	684	18,817
Penske Automotive Group, Inc.	135	13,288
Perdoceo Education Corp. (b)	500	5,150
Petco Health & Wellness Co., Inc. (b)	671	7,488
Planet Fitness, Inc. - Class A (b)	440	25,370
Polaris, Inc.	340	32,521
Pool Corp.	206	65,551
PulteGroup, Inc.	1,171	43,913
PVH Corp.	413	18,502
QuantumScape Corp. (b)(c)	1,153	9,697
Qurate Retail, Inc. - Class A	2,919	5,867
Ralph Lauren Corp.	292	24,800
Red Rock Resorts, Inc. - Class A	263	9,010
Rent-A-Center, Inc.	194	3,397
RH (b)	82	20,178
Rivian Automotive, Inc. - Class A (b)(c)	993	32,680
Ross Stores, Inc.	1,745	147,051
Royal Caribbean Cruises Ltd. (b)	1,169	44,305
Sally Beauty Holdings, Inc. (b)	700	8,820
SeaWorld Entertainment, Inc. (b)	235	10,695
Service Corp. International	820	47,347
Shake Shack, Inc. - Class A (b)	60	2,699
Shoe Carnival, Inc.	120	2,573
Signet Jewelers Ltd.	302	17,271
Six Flags Entertainment Corp. (b)	590	10,443
Skechers USA, Inc. - Class A (b)	483	15,321
Skyline Champion Corp. (b)	218	11,526
Sleep Number Corp. (b)	90	3,043
Smith & Wesson Brands, Inc.	475	4,926
Sonos, Inc. (b)	849	11,801
Starbucks Corp.	6,213	523,507
Steven Madden Ltd.	450	12,002
Strategic Education, Inc.	87	5,343
Stride, Inc. (b)	300	12,609
Sturm Ruger & Co., Inc.	264	13,409
Tapestry, Inc.	1,370	38,949
Target Corp.	2,545	377,653
Taylor Morrison Home Corp. (b)	466	10,867
Tempur Sealy International, Inc.	859	20,736
Tenneco, Inc. - Class A (b)	590	10,260
Terminix Global Holdings, Inc. (b)	525	20,102
Tesla, Inc. (b)	15,243	4,043,206
Texas Roadhouse, Inc.	332	28,970
The Aaron's Co., Inc.	200	1,944
The Cheesecake Factory, Inc.	300	8,784
The Gap, Inc.	840	6,896
The Goodyear Tire & Rubber Co. (b)	1,255	12,663
The Home Depot, Inc.	5,724	1,579,481
The ODP Corp. (b)	293	10,299
The TJX Cos., Inc.	6,499	403,718
The Wendy's Co.	1,105	20,652
Thor Industries, Inc.	294	20,574
Toll Brothers, Inc.	609	25,578
TopBuild Corp. (b)	181	29,825
Topgolf Callaway Brands Corp. (b)	650	12,519
Tractor Supply Co.	596	110,784
Travel + Leisure Co.	382	13,034
Tri Pointe Homes, Inc. (b)	824	12,451
Ulta Beauty, Inc. (b)	275	110,327
Under Armour, Inc. - Class A (b)	1,256	8,352
Under Armour, Inc. - Class C (b)	1,558	9,286
Vail Resorts, Inc.	200	43,128
VF Corp.	1,764	52,761
Victoria's Secret & Co. (b)	494	14,385
Vista Outdoor, Inc. (b)	400	9,728
Visteon Corp. (b)	101	10,712
Warby Parker, Inc. - Class A (b)	541	7,217
Wayfair, Inc. - Class A (b)(c)	270	8,789
Whirlpool Corp.	272	36,668
Williams-Sonoma, Inc.	223	26,281
Wingstop, Inc.	140	17,559
Winnebago Industries, Inc.	175	9,312
Wolverine World Wide, Inc.	243	3,740
WW International, Inc. (b)	440	1,729
Wyndham Hotels & Resorts, Inc.	437	26,810
Wynn Resorts Ltd. (b)	561	35,360
YETI Holdings, Inc. (b)	335	9,554
Yum! Brands, Inc.	1,465	155,788
		22,374,169
Consumer Staples - 6.4%
Albertsons Cos., Inc. - Class A	1,849	45,966
Altria Group, Inc.	9,953	401,902
Archer-Daniels-Midland Co.	2,780	223,651
B&G Foods, Inc. (c)	250	4,122
BellRing Brands, Inc. (b)	998	20,569
Beyond Meat, Inc. (b)(c)	390	5,526
BJ's Wholesale Club Holdings, Inc. (b)	610	44,414
Brown-Forman Corp. - Class B	1,413	94,063
Bunge Ltd.	708	58,460
Cal-Maine Foods, Inc.	18	1,001
Campbell Soup Co.	1,180	55,602
Casey's General Stores, Inc.	177	35,846
Celsius Holdings, Inc. (b)	320	29,017
Central Garden & Pet Co. - Class A (b)	308	10,521
Church & Dwight Co., Inc.	1,333	95,230
Coca-Cola Consolidated, Inc.	16	6,588
Colgate-Palmolive Co.	4,518	317,390
Conagra Brands, Inc.	2,248	73,352
Constellation Brands, Inc. - Class A	926	212,684
Costco Wholesale Corp.	2,390	1,128,725
Coty, Inc. - Class A (b)	2,943	18,600
Darling Ingredients, Inc. (b)	975	64,496
Edgewell Personal Care Co.	122	4,563
elf Beauty, Inc. (b)	300	11,286
Energizer Holdings, Inc.	152	3,821
Flowers Foods, Inc.	867	21,406
Fresh Del Monte Produce, Inc.	100	2,324
Freshpet, Inc. (b)	270	13,524
General Mills, Inc.	3,130	239,789
Grocery Outlet Holding Corp. (b)	407	13,549
Herbalife Nutrition Ltd. (b)	678	13,485
Hormel Foods Corp.	1,665	75,658
Hostess Brands, Inc. (b)	627	14,571
Ingles Markets, Inc. - Class A	117	9,268
Ingredion, Inc.	306	24,639
Inter Parfums, Inc.	135	10,187
J & J Snack Foods Corp.	84	10,875
Kellogg Co.	1,268	88,329
Keurig Dr Pepper, Inc.	5,032	180,246
Kimberly-Clark Corp.	1,881	211,688
Lamb Weston Holdings, Inc.	739	57,184
Lancaster Colony Corp.	112	16,831
McCormick & Co., Inc.	1,152	82,103
Medifast, Inc.	30	3,251
Molson Coors Beverage Co. - Class B	756	36,280
Mondelez International, Inc. - Class A	7,498	411,115
Monster Beverage Corp. (b)	2,236	194,443
National Beverage Corp.	92	3,546
Nu Skin Enterprises, Inc. - Class A	325	10,845
Olaplex Holdings, Inc. (b)	673	6,427
PepsiCo, Inc.	7,693	1,255,959
Performance Food Group Co. (b)	715	30,709
Philip Morris International, Inc.	8,551	709,819
Post Holdings, Inc. (b)	333	27,276
PriceSmart, Inc.	115	6,623
Reynolds Consumer Products, Inc.	143	3,719
Seaboard Corp.	3	10,208
SpartanNash Co.	334	9,693
Spectrum Brands Holdings, Inc.	277	10,811
Sprouts Farmers Market, Inc. (b)	544	15,096
Sysco Corp.	2,729	192,968
The Andersons, Inc.	75	2,327
The Boston Beer Co., Inc. - Class A (b)	50	16,183
The Chefs' Warehouse, Inc. (b)	258	7,474
The Clorox Co.	682	87,562
The Coca-Cola Co.	23,034	1,290,365
The Duckhorn Portfolio, Inc. (b)	1,091	15,743
The Estee Lauder Cos., Inc. - Class A	1,106	238,785
The Hain Celestial Group, Inc. (b)	600	10,128
The Hershey Co.	768	169,321
The J M Smucker Co.	646	88,767
The Kraft Heinz Co.	4,026	134,267
The Kroger Co.	3,622	158,463
The Procter & Gamble Co.	13,029	1,644,911
The Simply Good Foods Co. (b)	411	13,148
Tootsie Roll Industries, Inc.	27	899
TreeHouse Foods, Inc. (b)	140	5,939
Tyson Foods, Inc. - Class A	1,414	93,225
United Natural Foods, Inc. (b)	297	10,208
Universal Corp.	75	3,453
US Foods Holding Corp. (b)	1,093	28,899
Vector Group Ltd.	938	8,264
Veru, Inc. (b)	55	634
Walgreens Boots Alliance, Inc.	4,183	131,346
Walmart, Inc.	8,538	1,107,379
WD-40 Co.	45	7,908
Weis Markets, Inc.	137	9,760
		12,277,197
Energy - 4.7%
Antero Midstream Corp.	1,934	17,754
Antero Resources Corp. (b)	1,464	44,696
APA Corp.	2,047	69,987
Arch Resources, Inc.	46	5,456
Archrock, Inc.	3,230	20,737
Baker Hughes Co.	3,903	81,807
Bristow Group, Inc. (b)	100	2,349
Cactus, Inc. - Class A	24	922
California Resources Corp.	446	17,140
Callon Petroleum Co. (b)	400	14,004
ChampionX Corp.	837	16,380
Cheniere Energy, Inc.	1,384	229,619
Chesapeake Energy Corp.	647	60,954
Chevron Corp.	10,855	1,559,538
Chord Energy Corp.	148	20,242
Civitas Resources, Inc.	296	16,987
Clean Energy Fuels Corp. (b)	1,650	8,811
CNX Resources Corp. (b)	848	13,170
Comstock Resources, Inc. (b)	747	12,916
ConocoPhillips	7,170	733,778
CONSOL Energy, Inc.	206	13,250
Continental Resources, Inc.	71	4,744
Coterra Energy, Inc.	3,834	100,144
CVR Energy, Inc.	378	10,954
Delek US Holdings, Inc.	301	8,169
Denbury, Inc. (b)	290	25,015
Devon Energy Corp.	3,626	218,031
Diamondback Energy, Inc.	986	118,774
Dril-Quip, Inc. (b)	145	2,830
DT Midstream, Inc.	511	26,516
EOG Resources, Inc.	2,844	317,760
EQT Corp.	1,790	72,943
Equitrans Midstream Corp.	1,178	8,811
Exxon Mobil Corp.	22,610	1,974,079
Green Plains, Inc. (b)	300	8,721
Gulfport Energy Corp. (b)	205	18,099
Halliburton Co.	4,713	116,034
Helmerich & Payne, Inc.	550	20,334
Hess Corp.	1,379	150,297
HF Sinclair Corp.	1,003	54,002
Kinder Morgan, Inc.	11,859	197,334
Laredo Petroleum, Inc. (b)	213	13,387
Liberty Energy, Inc. (b)	843	10,689
Magnolia Oil & Gas Corp. - Class A	649	12,857
Marathon Oil Corp.	3,768	85,081
Marathon Petroleum Corp.	2,970	295,010
Matador Resources Co.	494	24,166
Murphy Oil Corp.	622	21,876
Nabors Industries Ltd. (b)	94	9,536
New Fortress Energy, Inc.	584	25,527
NexTier Oilfield Solutions, Inc. (b)	744	5,506
Northern Oil and Gas, Inc.	160	4,386
NOV, Inc.	1,727	27,943
Occidental Petroleum Corp.	5,052	310,445
ONEOK, Inc.	2,346	120,209
Ovintiv, Inc.	1,436	66,056
Patterson-UTI Energy, Inc.	1,198	13,993
PBF Energy, Inc. - Class A (b)	984	34,597
PDC Energy, Inc.	560	32,362
Peabody Energy Corp. (b)(c)	800	19,856
Permian Resources Corp. (b)	1,104	7,507
Phillips 66	2,405	194,132
Pioneer Natural Resources Co.	1,285	278,241
Range Resources Corp.	1,350	34,101
Schlumberger NV	7,966	285,979
SFL Corp. Ltd.	575	5,238
SM Energy Co.	533	20,046
Southwestern Energy Co. (b)	5,040	30,845
Talos Energy, Inc. (b)	613	10,206
Targa Resources Corp.	1,270	76,632
Tellurian, Inc. (b)	3,262	7,796
Texas Pacific Land Corp.	43	76,421
The Williams Cos., Inc.	6,704	191,936
Valero Energy Corp.	2,292	244,900
World Fuel Services Corp.	460	10,782
		9,022,332
Financials - 11.7%
Affiliated Managers Group, Inc.	138	15,435
Aflac, Inc.	3,529	198,330
AGNC Investment Corp.	3,245	27,323
Alleghany Corp. (b)	76	63,792
Ally Financial, Inc.	1,644	45,753
American Equity Investment Life Holding Co.	301	11,224
American Express Co.	3,528	475,963
American Financial Group, Inc.	410	50,401
American International Group, Inc.	4,108	195,048
Ameriprise Financial, Inc.	674	169,814
Ameris Bancorp	300	13,413
Annaly Capital Management, Inc.	1,956	33,565
Apollo Commercial Real Estate Finance, Inc.	560	4,648
Apollo Global Management, Inc.	2,635	122,528
Arbor Realty Trust, Inc.	697	8,016
Arch Capital Group Ltd. (b)	1,973	89,850
Ares Capital Corp. (c)	4,795	80,940
Argo Group International Holdings Ltd.	71	1,367
ARMOUR Residential REIT, Inc.	80	389
Arthur J Gallagher & Co.	1,165	199,471
Artisan Partners Asset Management, Inc. - Class A	300	8,079
Associated Banc-Corp	900	18,072
Assurant, Inc.	278	40,385
Assured Guaranty Ltd.	338	16,376
Atlantic Union Bankshares Corp.	293	8,901
Axis Capital Holdings Ltd.	475	23,346
Axos Financial, Inc. (b)	372	12,734
Banc of California, Inc.	574	9,167
BancFirst Corp.	61	5,458
Bank of America Corp.	40,841	1,233,398
Bank of Hawaii Corp.	155	11,799
Bank OZK	765	30,263
BankUnited, Inc.	219	7,483
Banner Corp.	95	5,613
Barings BDC, Inc.	350	2,894
Berkshire Hathaway, Inc. - Class A (b)	2	812,940
Berkshire Hathaway, Inc. - Class B (b)	7,648	2,042,169
Berkshire Hills Bancorp, Inc.	300	8,190
BlackRock, Inc.	845	464,987
Blackstone Mortgage Trust, Inc. - Class A	1,150	26,841
BOK Financial Corp.	170	15,106
Bread Financial Holdings, Inc.	330	10,378
Brighthouse Financial, Inc. (b)	378	16,413
Broadmark Realty Capital, Inc.	3,937	20,118
Brookline Bancorp, Inc.	500	5,825
Brown & Brown, Inc.	1,390	84,067
Cadence Bank	1,077	27,367
Capital One Financial Corp.	2,139	197,152
Capitol Federal Financial, Inc.	1,000	8,300
Cathay General Bancorp	463	17,807
Cboe Global Markets, Inc.	628	73,708
Chimera Investment Corp.	1,455	7,595
Cincinnati Financial Corp.	834	74,701
Citigroup, Inc.	10,691	445,494
Citizens Financial Group, Inc.	2,651	91,088
City Holding Co.	130	11,530
Claros Mortgage Trust, Inc.	597	7,009
CME Group, Inc.	1,575	278,980
CNA Financial Corp.	267	9,852
CNO Financial Group, Inc.	334	6,002
Cohen & Steers, Inc.	214	13,403
Coinbase Global, Inc. - Class A (b)(c)	1,217	78,484
Columbia Banking System, Inc.	276	7,974
Comerica, Inc.	673	47,850
Commerce Bancshares, Inc.	525	34,734
Community Bank System, Inc.	219	13,158
Community Trust Bancorp, Inc.	110	4,461
ConnectOne Bancorp, Inc.	388	8,947
Credit Acceptance Corp. (b)	93	40,734
CrossFirst Bankshares, Inc. (b)	23	300
Cullen/Frost Bankers, Inc.	304	40,195
Customers Bancorp, Inc. (b)	203	5,984
CVB Financial Corp.	600	15,192
Dime Community Bancshares, Inc.	300	8,784
Discover Financial Services	1,476	134,198
Donnelley Financial Solutions, Inc. (b)	159	5,878
Eagle Bancorp, Inc.	85	3,810
East West Bancorp, Inc.	627	42,097
Eastern Bankshares, Inc.	969	19,031
eHealth, Inc. (b)	175	684
Employers Holdings, Inc.	75	2,587
Encore Capital Group, Inc. (b)	184	8,368
Enova International, Inc. (b)	295	8,635
Enstar Group Ltd. (b)	73	12,380
Enterprise Financial Services Corp.	310	13,652
Equitable Holdings, Inc.	2,125	55,994
Erie Indemnity Co. - Class A	115	25,566
Evercore, Inc. - Class A	240	19,740
Everest Re Group Ltd.	241	63,248
FactSet Research Systems, Inc.	196	78,422
FB Financial Corp.	29	1,108
Federated Hermes, Inc.	481	15,931
Fidelity National Financial, Inc.	1,634	59,151
Fifth Third Bancorp	3,521	112,531
First American Financial Corp.	527	24,295
First Bancorp	288	10,535
First BanCorp	1,366	18,687
First Busey Corp.	325	7,144
First Citizens BancShares, Inc. - Class A	94	74,958
First Commonwealth Financial Corp.	800	10,272
First Financial Bancorp	510	10,751
First Financial Bankshares, Inc.	616	25,767
First Financial Corp.	100	4,519
First Hawaiian, Inc.	742	18,275
First Horizon Corp.	2,842	65,082
First Interstate BancSystem, Inc. - Class A	564	22,757
First Merchants Corp.	425	16,439
First Republic Bank	1,033	134,858
FirstCash Holdings, Inc.	221	16,210
FNB Corp.	1,519	17,620
Franklin BSP Realty Trust, Inc. (c)	1,775	19,117
Franklin Resources, Inc.	1,895	40,780
FS KKR Capital Corp.	1,771	30,018
Fulton Financial Corp.	567	8,959
Genworth Financial, Inc. - Class A (b)	3,047	10,665
German American Bancorp, Inc.	1,321	47,173
Glacier Bancorp, Inc.	550	27,022
Globe Life, Inc.	566	56,430
Goldman Sachs BDC, Inc.	1,178	17,022
Golub Capital BDC, Inc.	1,088	13,480
Great Ajax Corp.	81	608
Green Dot Corp. - Class A (b)	250	4,745
Hagerty, Inc. - Class A (b)	883	7,938
Hamilton Lane, Inc. - Class A	163	9,716
Hancock Whitney Corp.	500	22,905
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,313	39,298
Heartland Financial USA, Inc.	300	13,008
Hercules Capital, Inc.	775	8,974
Heritage Commerce Corp.	50	567
Hilltop Holdings, Inc.	149	3,703
Home BancShares, Inc.	950	21,385
Hope Bancorp, Inc.	336	4,247
Horace Mann Educators Corp.	112	3,953
Houlihan Lokey, Inc.	72	5,427
Huntington Bancshares, Inc.	7,646	100,774
Independent Bank Corp.	173	12,894
Independent Bank Group, Inc.	111	6,814
Interactive Brokers Group, Inc. - Class A	500	31,955
Intercontinental Exchange, Inc.	3,127	282,524
International Bancshares Corp.	400	17,000
Invesco Ltd.	2,285	31,305
Jackson Financial, Inc. - Class A	646	17,927
Jefferies Financial Group, Inc.	1,162	34,279
JPMorgan Chase & Co.	16,020	1,674,090
Kemper Corp.	300	12,378
KeyCorp	4,469	71,593
Kinsale Capital Group, Inc.	100	25,542
Lakeland Bancorp, Inc.	1,493	23,903
Lakeland Financial Corp.	98	7,135
Lemonade, Inc. (b)(c)	347	7,349
LendingTree, Inc. (b)	30	716
Lincoln National Corp.	961	42,198
Live Oak Bancshares, Inc.	223	6,824
Loews Corp.	1,050	52,332
LPL Financial Holdings, Inc.	479	104,652
M&T Bank Corp.	957	168,738
Main Street Capital Corp. (c)	475	15,979
Markel Corp. (b)	75	81,317
MarketAxess Holdings, Inc.	191	42,496
MarketWise, Inc. (b)	2,813	6,414
Marsh & McLennan Cos., Inc.	2,803	418,460
Mercury General Corp.	56	1,592
MetLife, Inc.	4,056	246,524
MFA Financial, Inc.	675	5,251
MGIC Investment Corp.	2,321	29,755
MidCap Financial Investment Corp.	114	1,165
Moelis & Co. - Class A	253	8,554
Moody's Corp.	969	235,574
Morgan Stanley	8,510	672,375
Morningstar, Inc.	167	35,457
MSCI, Inc.	592	249,700
Nasdaq, Inc.	2,226	126,170
National Bank Holdings Corp. - Class A	429	15,869
Navient Corp.	992	14,573
NBT Bancorp, Inc.	200	7,590
Nelnet, Inc. - Class A	185	14,650
New Mountain Finance Corp.	650	7,495
New York Community Bancorp, Inc.	1,951	16,642
NMI Holdings, Inc. - Class A (b)	620	12,629
Northern Trust Corp.	1,106	94,629
Northwest Bancshares, Inc.	875	11,821
Oaktree Specialty Lending Corp.	1,736	10,416
OceanFirst Financial Corp.	100	1,864
OFG Bancorp	395	9,926
Old National Bancorp	1,683	27,719
Old Republic International Corp.	1,661	34,765
OneMain Holdings, Inc.	760	22,435
Open Lending Corp. - Class A (b)	622	5,001
Owl Rock Capital Corp.	1,926	19,973
Pacific Premier Bancorp, Inc.	283	8,762
PacWest Bancorp	447	10,102
Palomar Holdings, Inc. (b)	210	17,581
Park National Corp.	87	10,830
Pathward Financial, Inc.	223	7,350
PennantPark Floating Rate Capital Ltd.	1,205	11,568
PennyMac Financial Services, Inc.	311	13,342
PennyMac Mortgage Investment Trust	450	5,301
Pinnacle Financial Partners, Inc.	420	34,062
Piper Sandler Cos.	128	13,407
Popular, Inc.	412	29,689
PRA Group, Inc. (b)	300	9,858
Premier Financial Corp.	117	3,007
Primerica, Inc.	138	17,036
Principal Financial Group, Inc.	1,225	88,384
ProAssurance Corp.	230	4,487
PROG Holdings, Inc. (b)	400	5,992
Prospect Capital Corp. (c)	1,098	6,808
Prosperity Bancshares, Inc.	558	37,207
Provident Financial Services, Inc.	600	11,700
Prudential Financial, Inc.	2,048	175,677
QCR Holdings, Inc.	480	24,451
Radian Group, Inc.	653	12,596
Raymond James Financial, Inc.	1,188	117,398
Ready Capital Corp.	2,119	21,487
Redwood Trust, Inc.	1,947	11,176
Regions Financial Corp.	4,820	96,737
Reinsurance Group of America, Inc.	288	36,233
RenaissanceRe Holdings Ltd.	159	22,322
Renasant Corp.	400	12,512
Rithm Capital Corp.	2,630	19,252
RLI Corp.	195	19,964
Robinhood Markets, Inc. - Class A (b)(c)	588	5,939
Rocket Cos., Inc. - Class A (c)	1,189	7,514
Ryan Specialty Group Holdings, Inc. (b)	502	20,391
S&P Global, Inc.	1,940	592,379
S&T Bancorp, Inc.	350	10,259
Safety Insurance Group, Inc.	106	8,645
Sandy Spring Bancorp, Inc.	300	10,578
Seacoast Banking Corp. of Florida	150	4,535
SEI Investments Co.	605	29,675
Selective Insurance Group, Inc.	300	24,420
ServisFirst Bancshares, Inc.	248	19,840
Signature Bank	304	45,904
Silvergate Capital Corp. - Class A (b)	49	3,692
Simmons First National Corp. - Class A	438	9,544
Sixth Street Specialty Lending, Inc.	7,314	119,511
SLM Corp.	1,932	27,029
SLR Investment Corp.	500	6,160
Southside Bancshares, Inc.	34	1,202
SouthState Corp.	435	34,417
Starwood Property Trust, Inc.	1,825	33,252
State Street Corp.	2,069	125,816
Stewart Information Services Corp.	107	4,670
Stifel Financial Corp.	510	26,474
Stock Yards Bancorp, Inc.	175	11,902
StoneX Group, Inc. (b)	150	12,441
SVB Financial Group (b)	357	119,873
Synchrony Financial	2,351	66,275
Synovus Financial Corp.	847	31,771
T Rowe Price Group, Inc.	1,272	133,573
Texas Capital Bancshares, Inc. (b)	195	11,511
TFS Financial Corp.	525	6,825
The Allstate Corp.	1,562	194,516
The Bancorp, Inc. (b)	485	10,660
The Bank of New York Mellon Corp.	4,290	165,251
The Charles Schwab Corp.	9,867	709,141
The Goldman Sachs Group, Inc.	1,890	553,865
The Hanover Insurance Group, Inc.	224	28,703
The Hartford Financial Services Group, Inc.	1,649	102,139
The PNC Financial Services Group, Inc.	2,272	339,482
The Progressive Corp.	3,213	373,383
The Travelers Cos., Inc.	1,317	201,764
Tompkins Financial Corp.	105	7,625
Towne Bank	553	14,837
Tradeweb Markets, Inc. - Class A	430	24,261
TriCo Bancshares	109	4,867
Triumph Bancorp, Inc. (b)	132	7,174
Truist Financial Corp.	7,369	320,846
Trupanion, Inc. (b)(c)	270	16,046
Trustmark Corp.	425	13,018
Two Harbors Investment Corp.	4,985	16,550
UMB Financial Corp.	243	20,482
Umpqua Holdings Corp.	900	15,381
United Bankshares, Inc.	553	19,770
United Community Banks, Inc.	474	15,689
Unum Group	966	37,481
Upstart Holdings, Inc. (b)(c)	474	9,854
US Bancorp	7,895	318,326
Valley National Bancorp	2,390	25,812
Veritex Holdings, Inc.	320	8,509
Virtus Investment Partners, Inc.	48	7,657
Voya Financial, Inc.	628	37,994
W.R. Berkley Corp.	1,150	74,267
Walker & Dunlop, Inc.	196	16,411
Washington Federal, Inc.	433	12,981
Washington Trust Bancorp, Inc.	100	4,648
Webster Financial Corp.	897	40,544
Wells Fargo & Co.	20,824	837,541
WesBanco, Inc.	350	11,680
Westamerica BanCorp	83	4,340
Western Alliance Bancorp	573	37,669
Western New England Bancorp, Inc.	200	1,626
White Mountains Insurance Group Ltd.	20	26,060
Wintrust Financial Corp.	253	20,632
WSFS Financial Corp.	270	12,544
Zions Bancorp NA	746	37,942
		22,383,342
Health Care - 14.5%
1Life Healthcare, Inc. (b)	520	8,918
2seventy bio, Inc. (b)	149	2,168
Abbott Laboratories	9,756	943,991
AbbVie, Inc.	9,699	1,301,703
ABIOMED, Inc. (b)	211	51,834
Acadia Healthcare Co., Inc. (b)	395	30,881
ACADIA Pharmaceuticals, Inc. (b)	735	12,025
Accolade, Inc. (b)	570	6,509
Adaptive Biotechnologies Corp. (b)	350	2,492
Addus HomeCare Corp. (b)	70	6,667
Aerie Pharmaceuticals, Inc. (b)	350	5,295
Agilent Technologies, Inc.	1,516	184,270
agilon health, Inc. (b)	1,000	23,420
Agios Pharmaceuticals, Inc. (b)	300	8,484
Alector, Inc. (b)	560	5,298
Align Technology, Inc. (b)	433	89,679
Alignment Healthcare, Inc. (b)	2,052	24,296
Alkermes PLC (b)	668	14,916
Allakos, Inc. (b)	160	979
Allogene Therapeutics, Inc. (b)	500	5,400
Allscripts Healthcare Solutions, Inc. (b)	432	6,579
ALX Oncology Holdings, Inc. (b)	109	1,043
Alnylam Pharmaceuticals, Inc. (b)	484	96,877
Amedisys, Inc. (b)	201	19,455
AmerisourceBergen Corp.	919	124,368
Amgen, Inc.	2,956	666,282
Amicus Therapeutics, Inc. (b)	1,225	12,789
AMN Healthcare Services, Inc. (b)	250	26,490
Amneal Pharmaceuticals, Inc. (b)	650	1,313
Amphastar Pharmaceuticals, Inc. (b)	295	8,290
Anika Therapeutics, Inc. (b)	100	2,380
Apellis Pharmaceuticals, Inc. (b)	781	53,342
Apollo Medical Holdings, Inc. (b)	202	7,878
Arcus Biosciences, Inc. (b)	776	20,300
Arrowhead Pharmaceuticals, Inc. (b)	563	18,607
Arvinas, Inc. (b)	189	8,409
Atara Biotherapeutics, Inc. (b)	400	1,512
AtriCure, Inc. (b)	208	8,133
Avanos Medical, Inc. (b)	297	6,469
Avantor, Inc. (b)	3,459	67,796
Axonics, Inc. (b)	185	13,031
Axsome Therapeutics, Inc. (b)	220	9,816
Azenta, Inc.	446	19,116
Baxter International, Inc.	2,718	146,391
Beam Therapeutics, Inc. (b)	280	13,339
Becton Dickinson and Co.	1,548	344,941
Berkeley Lights, Inc. (b)	490	1,401
BioCryst Pharmaceuticals, Inc. (b)	1,160	14,616
Biogen, Inc. (b)	722	192,774
BioMarin Pharmaceutical, Inc. (b)	882	74,767
Bio-Rad Laboratories, Inc. - Class A (b)	101	42,131
Bio-Techne Corp.	232	65,888
Bluebird Bio, Inc. (b)	448	2,836
Blueprint Medicines Corp. (b)	320	21,085
Boston Scientific Corp. (b)	7,957	308,175
Bridgebio Pharma, Inc. (b)	590	5,865
Bristol-Myers Squibb Co.	12,645	898,933
Brookdale Senior Living, Inc. (b)	2,530	10,803
Bruker Corp.	495	26,265
Cardinal Health, Inc.	1,347	89,818
CareDx, Inc. (b)	240	4,085
Cassava Sciences, Inc. (b)(c)	708	29,609
Catalent, Inc. (b)	900	65,124
Celldex Therapeutics, Inc. (b)	88	2,474
Centene Corp. (b)	2,948	229,384
Certara, Inc. (b)	411	5,458
Cerus Corp. (b)	377	1,357
Change Healthcare, Inc. (b)	1,570	43,159
Charles River Laboratories International, Inc. (b)	277	54,514
Chemed Corp. (c)	75	32,742
ChemoCentryx, Inc. (b)	430	22,214
Cigna Corp.	1,752	486,127
Codexis, Inc. (b)	115	697
Community Health Systems, Inc. (b)	927	1,993
Computer Programs and Systems, Inc. (b)	100	2,788
CONMED Corp.	110	8,819
Corcept Therapeutics, Inc. (b)	430	11,025
CorVel Corp. (b)	69	9,552
Covetrus, Inc. (b)	356	7,433
CryoPort, Inc. (b)	420	10,231
CVS Health Corp.	6,860	654,238
Cytokinetics, Inc. (b)	571	27,665
Danaher Corp.	3,991	1,030,835
DaVita, Inc. (b)	309	25,576
Deciphera Pharmaceuticals, Inc. (b)	330	6,105
Denali Therapeutics, Inc. (b)	470	14,424
DENTSPLY SIRONA, Inc.	1,122	31,809
Dexcom, Inc. (b)	2,208	177,832
Doximity, Inc. - Class A (b)	157	4,745
Dynavax Technologies Corp. (b)	1,003	10,471
Editas Medicine, Inc. (b)	320	3,917
Edwards Lifesciences Corp. (b)	3,496	288,874
Elanco Animal Health, Inc. (b)	2,190	27,178
Elevance Health, Inc.	1,331	604,593
Eli Lilly & Co.	4,591	1,484,500
Embecta Corp.	345	9,933
Emergent BioSolutions, Inc. (b)	293	6,150
Encompass Health Corp.	473	21,394
Enhabit, Inc. (b)	236	3,313
Enovis Corp. (b)	195	8,984
Envista Holdings Corp. (b)	798	26,182
EQRx, Inc. (b)	5,087	25,181
Evolent Health, Inc. - Class A (b)	415	14,911
Exact Sciences Corp. (b)	865	28,104
Exelixis, Inc. (b)	1,498	23,489
Fate Therapeutics, Inc. (b)	590	13,222
Fulgent Genetics, Inc. (b)	199	7,586
Gilead Sciences, Inc.	6,596	406,907
Glaukos Corp. (b)	280	14,907
Global Blood Therapeutics, Inc. (b)	370	25,197
Globus Medical, Inc. - Class A (b)	340	20,254
Guardant Health, Inc. (b)	570	30,683
Haemonetics Corp. (b)	250	18,507
Halozyme Therapeutics, Inc. (b)	608	24,040
Harmony Biosciences Holdings, Inc. (b)	496	21,968
HCA Healthcare, Inc.	1,197	219,997
Health Catalyst, Inc. (b)	60	582
HealthEquity, Inc. (b)	430	28,883
Henry Schein, Inc. (b)	760	49,985
Heska Corp. (b)	100	7,292
Hologic, Inc. (b)	1,165	75,166
Horizon Therapeutics PLC (b)	1,310	81,076
Humana, Inc.	680	329,929
ICU Medical, Inc. (b)	100	15,060
IDEXX Laboratories, Inc. (b)	431	140,420
Illumina, Inc. (b)	796	151,869
ImmunoGen, Inc. (b)	859	4,106
Inari Medical, Inc. (b)	210	15,254
Incyte Corp. (b)	1,266	84,366
Innoviva, Inc. (b)	646	7,500
Insmed, Inc. (b)	760	16,370
Inspire Medical Systems, Inc. (b)	164	29,089
Insulet Corp. (b)	285	65,379
Integer Holdings Corp. (b)	148	9,210
Integra LifeSciences Holdings Corp. (b)	378	16,012
Intellia Therapeutics, Inc. (b)	460	25,742
Intercept Pharmaceuticals, Inc. (b)	137	1,911
Intra-Cellular Therapies, Inc. (b)	453	21,078
Intuitive Surgical, Inc. (b)	1,932	362,134
Ionis Pharmaceuticals, Inc. (b)	700	30,961
IQVIA Holdings, Inc. (b)	1,053	190,740
iRhythm Technologies, Inc. (b)	130	16,286
Ironwood Pharmaceuticals, Inc. (b)	1,000	10,360
IVERIC bio, Inc. (b)	418	7,499
Johnson & Johnson	14,136	2,309,257
Karuna Therapeutics, Inc. (b)	103	23,168
Kodiak Sciences, Inc. (b)	300	2,322
Krystal Biotech, Inc. (b)	190	13,243
Kura Oncology, Inc. (b)	1,334	18,222
Kymera Therapeutics, Inc. (b)	142	3,091
Laboratory Corp. of America Holdings	534	109,369
Lantheus Holdings, Inc. (b)	438	30,805
LHC Group, Inc. (b)	170	27,822
Ligand Pharmaceuticals, Inc. (b)	164	14,122
Lyell Immunopharma, Inc. (b)	2,304	16,888
Madrigal Pharmaceuticals, Inc. (b)	60	3,899
MannKind Corp. (b)	2,933	9,063
Maravai LifeSciences Holdings, Inc. - Class A (b)	659	16,824
Masimo Corp. (b)	300	42,348
McKesson Corp.	829	281,752
Medpace Holdings, Inc. (b)	122	19,175
Merck & Co., Inc.	14,071	1,211,795
Meridian Bioscience, Inc. (b)	55	1,734
Merit Medical Systems, Inc. (b)	214	12,093
Mettler-Toledo International, Inc. (b)	121	131,179
Moderna, Inc. (b)	2,135	252,464
ModivCare, Inc. (b)	60	5,981
Molina Healthcare, Inc. (b)	271	89,387
Multiplan Corp. (b)	1,026	2,934
Myriad Genetics, Inc. (b)	450	8,586
NanoString Technologies, Inc. (b)	300	3,831
Natera, Inc. (b)	550	24,101
National HealthCare Corp.	240	15,202
Nektar Therapeutics (b)	650	2,080
Neogen Corp. (b)	651	9,094
NeoGenomics, Inc. (b)	690	5,941
Neurocrine Biosciences, Inc. (b)	510	54,167
Nevro Corp. (b)	162	7,549
NextGen Healthcare, Inc. (b)	305	5,398
Novavax, Inc. (b)	415	7,553
NuVasive, Inc. (b)	290	12,705
Oak Street Health, Inc. (b)	855	20,965
Omnicell, Inc. (b)	195	16,971
Option Care Health, Inc. (b)	766	24,106
Organon & Co.	1,475	34,515
Outset Medical, Inc. (b)	205	3,266
Owens & Minor, Inc.	312	7,519
Pacific Biosciences of California, Inc. (b)	1,120	6,502
Pacira BioSciences, Inc. (b)	367	19,521
Patterson Cos., Inc.	249	5,981
PDS Biotechnology Corp. (b)	151	448
Pediatrix Medical Group, Inc. (b)	600	9,906
Penumbra, Inc. (b)	196	37,162
PerkinElmer, Inc.	667	80,260
Pfizer, Inc.	31,468	1,377,040
Phreesia, Inc. (b)	360	9,173
Premier, Inc. - Class A	785	26,643
Prestige Consumer Healthcare, Inc. (b)	173	8,621
Privia Health Group, Inc. (b)	900	30,654
PROCEPT BioRobotics Corp. (b)(c)	650	26,949
Progyny, Inc. (b)	520	19,271
PTC Therapeutics, Inc. (b)	221	11,094
Quest Diagnostics, Inc.	614	75,332
QuidelOrtho Corp. (b)	264	18,871
R1 RCM, Inc. (b)	1,142	21,161
Reata Pharmaceuticals, Inc. - Class A (b)	130	3,267
Regeneron Pharmaceuticals, Inc. (b)	376	259,015
Relay Therapeutics, Inc. (b)	620	13,869
Repligen Corp. (b)	300	56,133
ResMed, Inc.	755	164,817
REVOLUTION Medicines, Inc. (b)	530	10,452
Rocket Pharmaceuticals, Inc. (b)	400	6,384
Royalty Pharma PLC - Class A	460	18,483
Sage Therapeutics, Inc. (b)	300	11,748
Sana Biotechnology, Inc. (b)	136	816
Sangamo Therapeutics, Inc. (b)	730	3,577
Sarepta Therapeutics, Inc. (b)	418	46,206
Seagen, Inc. (b)	1,020	139,567
Select Medical Holdings Corp.	641	14,166
Shockwave Medical, Inc. (b)	150	41,711
Silk Road Medical, Inc. (b)	280	12,600
SomaLogic, Inc. (b)	1,349	3,912
Sotera Health Co. (b)	870	5,933
SpringWorks Therapeutics, Inc. (b)	280	7,988
STAAR Surgical Co. (b)	280	19,754
Stryker Corp.	1,951	395,156
Supernus Pharmaceuticals, Inc. (b)	125	4,231
Surgery Partners, Inc. (b)	254	5,944
Syndax Pharmaceuticals, Inc. (b)	1,808	43,446
Syneos Health, Inc. (b)	300	14,145
Tandem Diabetes Care, Inc. (b)	348	16,652
Teladoc Health, Inc. (b)	839	21,269
Teleflex, Inc.	222	44,724
Tenet Healthcare Corp. (b)	631	32,547
The Cooper Cos., Inc.	246	64,919
The Ensign Group, Inc.	300	23,850
The Pennant Group, Inc. (b)	150	1,562
Thermo Fisher Scientific, Inc.	2,166	1,098,574
Tilray Brands, Inc. (b)(c)	2,667	7,334
Travere Therapeutics, Inc. (b)	516	12,714
Twist Bioscience Corp. (b)	260	9,162
Ultragenyx Pharmaceutical, Inc. (b)	421	17,434
United Therapeutics Corp. (b)	246	51,507
UnitedHealth Group, Inc.	5,211	2,631,763
Universal Health Services, Inc. - Class B	388	34,214
US Physical Therapy, Inc.	93	7,070
Varex Imaging Corp. (b)	282	5,961
Vaxcyte, Inc. (b)	1,262	30,288
Veeva Systems, Inc. - Class A (b)	630	103,874
Veracyte, Inc. (b)	440	7,304
Vericel Corp. (b)	230	5,336
Vertex Pharmaceuticals, Inc. (b)	1,404	406,514
Viatris, Inc.	6,423	54,724
Vir Biotechnology, Inc. (b)	580	11,182
Waters Corp. (b)	293	78,972
West Pharmaceutical Services, Inc.	362	89,081
Xencor, Inc. (b)	898	23,330
Y-mAbs Therapeutics, Inc. (b)	370	5,335
Zentalis Pharmaceuticals, Inc. (b)	312	6,758
Zimmer Biomet Holdings, Inc.	1,091	114,064
Zimvie, Inc. (b)	127	1,254
Zoetis, Inc.	2,588	383,775
		27,779,685
Industrials - 8.8%
3M Co.	3,152	348,296
A.O. Smith Corp.	716	34,783
AAON, Inc.	165	8,890
AAR Corp. (b)	57	2,042
ABM Industries, Inc.	263	10,054
ACCO Brands Corp.	825	4,042
Acuity Brands, Inc.	177	27,872
Advanced Drainage Systems, Inc.	494	61,439
AECOM (c)	674	46,081
Aerojet Rocketdyne Holdings, Inc. (b)	400	15,996
AeroVironment, Inc. (b)	346	28,843
AGCO Corp.	300	28,851
Air Lease Corp.	600	18,606
Air Transport Services Group, Inc. (b)	217	5,228
Alamo Group, Inc.	8	978
Alaska Air Group, Inc. (b)	714	27,953
Albany International Corp. - Class A	100	7,883
Alight, Inc. - Class A (b)	7,635	55,965
Allegiant Travel Co. (b)	73	5,328
Allison Transmission Holdings, Inc.	364	12,289
Altra Industrial Motion Corp.	300	10,086
AMERCO	49	24,952
Ameresco, Inc. - Class A (b)	235	15,623
American Airlines Group, Inc. (b)	3,840	46,234
American Woodmark Corp. (b)	130	5,702
AMETEK, Inc.	1,162	131,782
Applied Industrial Technologies, Inc.	217	22,303
ArcBest Corp.	86	6,255
Arcosa, Inc.	273	15,610
Armstrong World Industries, Inc.	200	15,846
Array Technologies, Inc. (b)	400	6,632
ASGN, Inc. (b)	250	22,592
Astec Industries, Inc.	200	6,238
Atkore, Inc. (b)	312	24,277
Atlas Air Worldwide Holdings, Inc. (b)	160	15,291
Avis Budget Group, Inc. (b)	174	25,832
Axon Enterprise, Inc. (b)	418	48,383
Barnes Group, Inc.	273	7,884
Beacon Roofing Supply, Inc. (b)	310	16,963
Boise Cascade Co.	214	12,724
Booz Allen Hamilton Holding Corp.	616	56,888
Brady Corp. - Class A	145	6,051
Builders FirstSource, Inc. (b)	813	47,902
BWX Technologies, Inc.	396	19,947
CACI International, Inc. - Class A (b)	99	25,845
Carlisle Cos., Inc.	251	70,383
Carrier Global Corp.	3,592	127,732
Casella Waste Systems, Inc. - Class A (b)	276	21,084
Caterpillar, Inc.	2,863	469,761
CBIZ, Inc. (b)	329	14,075
CH Robinson Worldwide, Inc.	641	61,735
ChargePoint Holdings, Inc. (b)(c)	1,053	15,542
Chart Industries, Inc. (b)	173	31,893
Cintas Corp.	502	194,871
Clean Harbors, Inc. (b)	294	32,334
Columbus McKinnon Corp.	288	7,534
Comfort Systems USA, Inc.	131	12,750
Copart, Inc. (b)	1,325	140,980
CoreCivic, Inc. (b)	799	7,063
CoStar Group, Inc. (b)	2,150	149,747
Covenant Logistics Group, Inc.	100	2,870
Crane Holdings Co.	208	18,208
CSW Industrials, Inc.	113	13,537
CSX Corp.	10,918	290,856
Cummins, Inc.	765	155,685
Curtiss-Wright Corp.	224	31,172
Deere & Co.	1,621	541,236
Delta Air Lines, Inc. (b)	3,299	92,570
Deluxe Corp.	200	3,330
Distribution Solutions Group, Inc. (b)	221	6,226
Donaldson Co., Inc.	545	26,710
Dover Corp.	753	87,785
Driven Brands Holdings, Inc. (b)	420	11,752
Dun & Bradstreet Holdings, Inc.	1,484	18,387
DXP Enterprises, Inc. (b)	100	2,368
Dycom Industries, Inc. (b)	234	22,354
Eaton Corp. PLC	2,191	292,192
EMCOR Group, Inc.	230	26,560
Emerson Electric Co.	3,341	244,628
Encore Wire Corp.	104	12,016
Energy Recovery, Inc. (b)	500	10,870
Enerpac Tool Group Corp.	290	5,171
EnerSys	202	11,750
Ennis, Inc.	50	1,006
Enovix Corp. (b)	827	15,163
EnPro Industries, Inc.	118	10,028
Equifax, Inc.	748	128,230
Esab Corp.	195	6,505
ESCO Technologies, Inc.	48	3,525
Evoqua Water Technologies Corp. (b)	588	19,445
Expeditors International of Washington, Inc.	946	83,541
Exponent, Inc.	198	17,359
Fastenal Co.	3,193	147,006
Federal Signal Corp.	185	6,904
FedEx Corp.	1,341	199,098
Flowserve Corp.	467	11,348
Fluor Corp. (b)	1,357	33,776
Fortive Corp.	1,992	116,134
Fortune Brands Home & Security, Inc.	640	34,362
Forward Air Corp.	101	9,116
Franklin Electric Co., Inc.	136	11,113
FTI Consulting, Inc. (b)	113	18,725
FuelCell Energy, Inc. (b)(c)	3,080	10,503
Gates Industrial Corp. PLC (b)	835	8,150
GATX Corp.	168	14,305
Generac Holdings, Inc. (b)	330	58,786
General Dynamics Corp.	1,362	288,976
General Electric Co.	5,523	341,929
Gibraltar Industries, Inc. (b)	250	10,232
Global Industrial Co.	10	268
GMS, Inc. (b)	240	9,602
Graco, Inc.	871	52,216
GrafTech International Ltd.	521	2,246
Granite Construction, Inc.	361	9,166
Griffon Corp.	260	7,675
GXO Logistics, Inc. (b)	783	27,452
H&E Equipment Services, Inc.	325	9,210
Hawaiian Holdings, Inc. (b)	325	4,274
Hayward Holdings, Inc. (b)	699	6,200
Healthcare Services Group, Inc.	375	4,534
HEICO Corp.	251	36,139
HEICO Corp. - Class A	472	54,101
Helios Technologies, Inc.	150	7,590
Herc Holdings, Inc.	143	14,855
Hexcel Corp.	320	16,550
Hillenbrand, Inc.	325	11,934
Hillman Solutions Corp. (b)	3,040	22,922
HNI Corp.	100	2,651
Honeywell International, Inc.	3,688	615,785
Howmet Aerospace, Inc.	2,318	71,696
Hub Group, Inc. - Class A (b)	213	14,693
Hubbell, Inc.	262	58,426
Huntington Ingalls Industries, Inc.	202	44,743
Huron Consulting Group, Inc. (b)	36	2,385
IAA, Inc. (b)	583	18,569
ICF International, Inc.	144	15,699
IDEX Corp.	437	87,334
IES Holdings, Inc. (b)	60	1,657
Illinois Tool Works, Inc.	1,546	279,285
Ingersoll Rand, Inc.	2,087	90,284
Insperity, Inc.	190	19,397
ITT, Inc.	277	18,099
Jacobs Solutions, Inc.	769	83,429
JB Hunt Transport Services, Inc.	487	76,177
JELD-WEN Holding, Inc. (b)	30	263
JetBlue Airways Corp. (b)	1,750	11,602
Joby Aviation, Inc. (b)(c)	4,405	19,074
John Bean Technologies Corp.	151	12,986
Johnson Controls International PLC	4,044	199,046
Kadant, Inc.	40	6,672
KAR Auction Services, Inc. (b)	313	3,496
KBR, Inc.	633	27,358
Kennametal, Inc.	475	9,775
Kforce, Inc.	150	8,798
Kirby Corp. (b)	300	18,231
Knight-Swift Transportation Holdings, Inc.	844	41,297
Korn Ferry	225	10,564
Kratos Defense & Security Solutions, Inc. (b)	287	2,916
L3Harris Technologies, Inc.	1,053	218,845
Landstar System, Inc.	156	22,522
Legalzoom.com, Inc. (b)	783	6,710
Leidos Holdings, Inc.	726	63,503
Lennox International, Inc.	167	37,186
Lincoln Electric Holdings, Inc.	332	41,739
Lindsay Corp.	16	2,292
Lockheed Martin Corp.	1,478	570,937
Lyft, Inc. - Class A (b)	300	3,951
ManpowerGroup, Inc.	256	16,561
Masco Corp.	1,285	59,997
MasTec, Inc. (b)	333	21,146
Matson, Inc.	175	10,766
Matthews International Corp. - Class A	100	2,241
Maxar Technologies, Inc.	232	4,343
McGrath RentCorp	172	14,424
MDU Resources Group, Inc.	1,115	30,495
Mercury Systems, Inc. (b)	235	9,541
MillerKnoll, Inc.	460	7,176
Montrose Environmental Group, Inc. (b)	276	9,287
Moog, Inc. - Class A	165	11,608
MSA Safety, Inc.	144	15,736
MSC Industrial Direct Co., Inc. - Class A	245	17,838
Mueller Industries, Inc.	300	17,832
Mueller Water Products, Inc. - Class A	1,083	11,122
MYR Group, Inc. (b)	133	11,269
Nikola Corp. (b)(c)	1,826	6,428
Nordson Corp.	282	59,860
Norfolk Southern Corp.	1,303	273,174
Northrop Grumman Corp.	844	396,950
NOW, Inc. (b)	649	6,522
nVent Electric PLC	1,020	32,242
Old Dominion Freight Line, Inc.	544	135,331
Oshkosh Corp.	350	24,602
Otis Worldwide Corp.	2,278	145,336
Owens Corning	530	41,663
PACCAR, Inc.	1,966	164,535
Parker-Hannifin Corp.	705	170,829
Parsons Corp. (b)	720	28,224
Planet Labs PBC (b)(c)	2,254	12,239
Plug Power, Inc. (b)(c)	4,148	87,149
Primoris Services Corp.	515	8,369
Proto Labs, Inc. (b)	130	4,736
Quanta Services, Inc.	846	107,772
Raytheon Technologies Corp.	8,147	666,913
RBC Bearings, Inc. (b)	145	30,132
Regal Rexnord Corp.	344	48,284
Republic Services, Inc.	1,199	163,112
Resideo Technologies, Inc. (b)	758	14,447
Resources Connection, Inc.	200	3,614
Robert Half International, Inc.	582	44,523
Rocket Lab USA, Inc. (b)	964	3,923
Rockwell Automation, Inc.	620	133,368
Rollins, Inc.	1,509	52,332
Rush Enterprises, Inc. - Class A	112	4,912
Ryder System, Inc.	243	18,344
Saia, Inc. (b)	135	25,650
Schneider National, Inc. - Class B	449	9,115
Science Applications International Corp.	340	30,066
SES AI Corp. (b)	766	3,738
Shoals Technologies Group, Inc. - Class A (b)	700	15,085
Simpson Manufacturing Co., Inc.	177	13,877
SiteOne Landscape Supply, Inc. (b)	230	23,952
SkyWest, Inc. (b)	375	6,098
Snap-on, Inc.	311	62,620
Southwest Airlines Co. (b)	3,221	99,336
Spirit AeroSystems Holdings, Inc. - Class A	700	15,344
Spirit Airlines, Inc. (b)	540	10,163
SPX Technologies, Inc. (b)	115	6,350
Standex International Corp.	50	4,083
Stanley Black & Decker, Inc.	837	62,951
Stericycle, Inc. (b)	357	15,033
SunPower Corp. (b)	450	10,368
Sunrun, Inc. (b)	1,120	30,901
Terex Corp.	186	5,532
Tetra Tech, Inc.	246	31,618
Textainer Group Holdings Ltd.	332	8,918
Textron, Inc.	947	55,172
The Boeing Co. (b)	3,412	413,125
The Brink's Co.	291	14,096
The Gorman-Rupp Co.	182	4,330
The Greenbrier Cos., Inc.	200	4,854
The Manitowoc Co., Inc. (b)	268	2,077
The Middleby Corp. (b)	290	37,169
The Shyft Group, Inc.	75	1,532
The Timken Co.	375	22,140
The Toro Co.	502	43,413
TransDigm Group, Inc.	257	134,879
TransUnion	1,256	74,719
Trex Co., Inc. (b)	600	26,364
TriNet Group, Inc. (b)	228	16,238
Trinity Industries, Inc.	569	12,148
Triumph Group, Inc. (b)	196	1,684
TrueBlue, Inc. (b)	300	5,724
Tutor Perini Corp. (b)	200	1,104
Uber Technologies, Inc. (b)	10,641	281,987
UFP Industries, Inc.	249	17,968
UniFirst Corp.	86	14,468
Union Pacific Corp.	3,356	653,816
United Airlines Holdings, Inc. (b)	1,846	60,050
United Parcel Service, Inc. - Class B	3,797	613,367
United Rentals, Inc. (b)	403	108,858
Univar Solutions, Inc. (b)	611	13,894
Upwork, Inc. (b)	512	6,973
Valmont Industries, Inc.	101	27,131
Verisk Analytics, Inc.	876	149,384
Veritiv Corp. (b)	97	9,484
Viad Corp. (b)	100	3,158
Vicor Corp. (b)	165	9,758
Wabash National Corp.	50	778
Waste Management, Inc.	2,303	368,964
Watsco, Inc.	164	42,223
Watts Water Technologies, Inc. - Class A	120	15,088
Werner Enterprises, Inc.	250	9,400
WESCO International, Inc. (b)	221	26,383
Westinghouse Air Brake Technologies Corp.	1,004	81,675
WillScot Mobile Mini Holdings Corp. (b)	665	26,819
Woodward, Inc.	248	19,904
WW Grainger, Inc.	268	131,103
XPO Logistics, Inc. (b)	535	23,818
Xylem, Inc.	936	81,769
Zurn Elkay Water Solutions Corp.	730	17,885
		16,756,167
Information Technology - 24.8%
3D Systems Corp. (b)	848	6,767
8x8, Inc. (b)	230	793
A10 Networks, Inc.	711	9,435
ACI Worldwide, Inc. (b)	560	11,704
Adobe, Inc. (b)	2,629	723,501
Advanced Energy Industries, Inc.	154	11,921
Advanced Micro Devices, Inc. (b)	8,940	566,438
Affirm Holdings, Inc. (b)	217	4,071
Agilysys, Inc. (b)	400	22,140
Akamai Technologies, Inc. (b)	933	74,939
Alarm.com Holdings, Inc. (b)	170	11,026
Allegro MicroSystems, Inc. (b)	447	9,767
Alteryx, Inc. - Class A (b)	40	2,234
Ambarella, Inc. (b)	277	15,562
Amkor Technology, Inc.	449	7,655
Amphenol Corp. - Class A	3,061	204,965
Amplitude, Inc. - Class A (b)	314	4,858
Analog Devices, Inc.	2,826	393,775
ANSYS, Inc. (b)	458	101,539
Appfolio, Inc. - Class A (b)	110	11,519
Apple, Inc.	89,891	12,422,936
Applied Materials, Inc.	4,874	399,327
AppLovin Corp. - Class A (b)	283	5,516
Arista Networks, Inc. (b)	1,534	173,173
Arrow Electronics, Inc. (b)	309	28,487
Asana, Inc. - Class A (b)	201	4,468
Aspen Technology, Inc. (b)	136	32,395
Autodesk, Inc. (b)	1,188	221,918
Automatic Data Processing, Inc.	2,317	524,082
Avalara, Inc. (b)	480	44,064
Avid Technology, Inc. (b)	390	9,071
Avnet, Inc.	458	16,543
Axcelis Technologies, Inc. (b)	183	11,082
Badger Meter, Inc.	168	15,522
Belden, Inc.	141	8,463
Benchmark Electronics, Inc.	325	8,053
Bill.com Holdings, Inc. (b)	562	74,392
Black Knight, Inc. (b)	648	41,945
Blackbaud, Inc. (b)	200	8,812
Blackline, Inc. (b)	240	14,376
Block, Inc. (b)	2,042	112,290
Box, Inc. - Class A (b)	708	17,268
Broadcom, Inc.	1,811	804,102
Broadridge Financial Solutions, Inc.	643	92,798
Cadence Design Systems, Inc. (b)	1,507	246,289
Calix, Inc. (b)	426	26,046
CDW Corp.	721	112,534
Cerence, Inc. (b)	271	4,268
Ceridian HCM Holding, Inc. (b)	512	28,611
Ciena Corp. (b)	821	33,193
Cirrus Logic, Inc. (b)	292	20,090
Cisco Systems, Inc.	23,154	926,160
Citrix Systems, Inc.	668	69,472
Cloudflare, Inc. - Class A (b)	344	19,027
Cognex Corp.	1,006	41,699
Cognizant Technology Solutions Corp. - Class A	2,758	158,420
Coherent Corp. (b)	636	22,165
Cohu, Inc. (b)	398	10,260
CommScope Holding Co., Inc. (b)	1,150	10,591
CommVault Systems, Inc. (b)	176	9,335
Comtech Telecommunications Corp.	100	1,001
Concentrix Corp.	165	18,419
Conduent, Inc. (b)	2,915	9,736
Confluent, Inc. - Class A (b)	226	5,372
Consensus Cloud Solutions, Inc. (b)	108	5,108
Corning, Inc.	4,375	126,962
Coupa Software, Inc. (b)	442	25,990
Crowdstrike Holdings, Inc. - Class A (b)	1,241	204,529
CSG Systems International, Inc.	78	4,125
CTS Corp.	100	4,165
Cyxtera Technologies, Inc. (b)	2,219	9,053
Datadog, Inc. - Class A (b)	200	17,756
Dell Technologies, Inc. - Class C	1,300	44,421
DigitalOcean Holdings, Inc. (b)	301	10,887
Diodes, Inc. (b)	300	19,473
DocuSign, Inc. (b)	1,188	63,522
Dolby Laboratories, Inc. - Class A	300	19,545
DoubleVerify Holdings, Inc. (b)	65	1,778
Duck Creek Technologies, Inc. (b)	500	5,925
DXC Technology Co. (b)	1,118	27,369
Dynatrace, Inc. (b)	1,180	41,076
Ebix, Inc. (c)	31	588
eGain Corp. (b)	150	1,102
Embark Technology, Inc. (b)	135	1,003
Enphase Energy, Inc. (b)	742	205,883
Entegris, Inc.	734	60,937
Envestnet, Inc. (b)	375	16,650
EPAM Systems, Inc. (b)	325	117,712
ePlus, Inc. (b)	191	7,934
Euronet Worldwide, Inc. (b)	251	19,016
Everbridge, Inc. (b)	190	5,867
ExlService Holdings, Inc. (b)	142	20,925
Extreme Networks, Inc. (b)	1,036	13,541
F5, Inc. (b)	311	45,011
Fair Isaac Corp. (b)	138	56,857
Fidelity National Information Services, Inc.	3,352	253,311
First Solar, Inc. (b)	522	69,045
Fiserv, Inc. (b)	3,293	308,126
Five9, Inc. (b)	400	29,992
FleetCor Technologies, Inc. (b)	397	69,939
FormFactor, Inc. (b)	480	12,024
Fortinet, Inc. (b)	3,555	174,657
Gartner, Inc. (b)	424	117,317
Genpact Ltd.	831	36,373
Global Payments, Inc.	1,585	171,259
GLOBALFOUNDRIES, Inc. (b)(c)	403	19,485
GoDaddy, Inc. - Class A (b)	350	24,808
Guidewire Software, Inc. (b)	490	30,174
Hewlett Packard Enterprise Co.	7,236	86,687
HP, Inc.	5,870	146,280
HubSpot, Inc. (b)	260	70,231
Impinj, Inc. (b)	186	14,886
Infinera Corp. (b)	600	2,904
Insight Enterprises, Inc. (b)	200	16,482
Intel Corp.	22,755	586,396
InterDigital, Inc.	83	3,355
International Business Machines Corp.	4,989	592,743
Intuit, Inc.	1,476	571,684
IonQ, Inc. (b)(c)	590	2,991
IPG Photonics Corp. (b)	174	14,677
Itron, Inc. (b)	200	8,422
Jabil, Inc.	575	33,183
Jack Henry & Associates, Inc.	392	71,450
Jamf Holding Corp. (b)	790	17,506
JFrog Ltd. (b)	480	10,613
Juniper Networks, Inc.	1,776	46,389
Keysight Technologies, Inc. (b)	1,052	165,543
KLA Corp.	770	233,025
Knowles Corp. (b)	458	5,574
Kulicke & Soffa Industries, Inc.	185	7,128
Kyndryl Holdings, Inc. (b)	1,003	8,295
Lam Research Corp.	759	277,794
Lattice Semiconductor Corp. (b)	527	25,934
Littelfuse, Inc.	118	23,445
LivePerson, Inc. (b)	130	1,225
LiveRamp Holdings, Inc. (b)	186	3,378
Lumentum Holdings, Inc. (b)	424	29,074
MACOM Technology Solutions Holdings, Inc. (b)	345	17,868
Manhattan Associates, Inc. (b)	264	35,120
Marvell Technology, Inc.	4,289	184,041
Mastercard, Inc. - Class A	4,838	1,375,637
Matterport, Inc. (b)(c)	1,197	4,537
Maximus, Inc.	263	15,220
MaxLinear, Inc. (b)	475	15,494
Methode Electronics, Inc.	100	3,715
Microchip Technology, Inc.	3,205	195,601
Micron Technology, Inc.	6,278	314,528
Microsoft Corp.	40,177	9,357,223
MicroStrategy, Inc. - Class A (b)(c)	60	12,736
Mirion Technologies, Inc. (b)	829	6,193
Mitek Systems, Inc. (b)	420	3,847
MKS Instruments, Inc.	300	24,792
Momentive Global, Inc. (b)	363	2,109
MongoDB, Inc. (b)	357	70,886
Monolithic Power Systems, Inc.	270	98,118
Motorola Solutions, Inc.	870	194,854
National Instruments Corp.	495	18,681
nCino, Inc. (b)	330	11,256
NCR Corp. (b)	640	12,166
NetApp, Inc.	944	58,386
NETGEAR, Inc. (b)	50	1,002
NetScout Systems, Inc. (b)	295	9,239
New Relic, Inc. (b)	230	13,197
NortonLifeLock, Inc.	2,886	58,124
Novanta, Inc. (b)	220	25,443
Nutanix, Inc. - Class A (b)	470	9,790
NVIDIA Corp.	13,744	1,668,384
Okta, Inc. (b)	260	14,786
ON Semiconductor Corp. (b)	2,580	160,811
Onto Innovation, Inc. (b)	206	13,194
Oracle Corp.	8,850	540,469
OSI Systems, Inc. (b)	100	7,206
PagerDuty, Inc. (b)	229	5,283
Palantir Technologies, Inc. - Class A (b)	1,660	13,496
Palo Alto Networks, Inc. (b)	1,593	260,917
PAR Technology Corp. (b)	100	2,953
Paychex, Inc.	1,760	197,490
Paycom Software, Inc. (b)	306	100,977
Paycor HCM, Inc. (b)	376	11,115
Paylocity Holding Corp. (b)	213	51,457
Payoneer Global, Inc. (b)	6,633	40,130
PayPal Holdings, Inc. (b)	6,360	547,405
Pegasystems, Inc.	300	9,642
Perficient, Inc. (b)	167	10,858
Photronics, Inc. (b)	550	8,041
Ping Identity Holding Corp. (b)	625	17,544
Plexus Corp. (b)	184	16,111
Power Integrations, Inc.	280	18,010
Procore Technologies, Inc. (b)	428	21,177
Progress Software Corp.	200	8,510
PROS Holdings, Inc. (b)	300	7,410
PTC, Inc. (b)	569	59,517
Pure Storage, Inc. - Class A (b)	664	18,174
Q2 Holdings, Inc. (b)	240	7,728
Qorvo, Inc. (b)	651	51,696
QUALCOMM, Inc.	6,218	702,510
Qualtrics International, Inc. - Class A (b)	532	5,416
Qualys, Inc. (b)	201	28,017
Rambus, Inc. (b)	500	12,710
Rapid7, Inc. (b)	364	15,616
RingCentral, Inc. - Class A (b)	260	10,390
Riot Blockchain, Inc. (b)(c)	1,173	8,223
Rogers Corp. (b)	57	13,787
Roper Technologies, Inc.	563	202,477
Sabre Corp. (b)	1,400	7,210
Salesforce, Inc. (b)	5,486	789,106
Sanmina Corp. (b)	333	15,345
Semtech Corp. (b)	300	8,823
SentinelOne, Inc. - Class A (b)	375	9,585
ServiceNow, Inc. (b)	1,118	422,168
Silicon Laboratories, Inc. (b)	160	19,750
SiTime Corp. (b)	107	8,424
Skyworks Solutions, Inc.	852	72,650
SMART Global Holdings, Inc. (b)	454	7,205
Snowflake, Inc. - Class A (b)	177	30,083
Splunk, Inc. (b)	914	68,733
SPS Commerce, Inc. (b)	200	24,846
Squarespace, Inc. - Class A (b)	680	14,525
SS&C Technologies Holdings, Inc.	1,341	64,033
Sumo Logic, Inc. (b)	1,120	8,400
Synaptics, Inc. (b)	208	20,594
Synopsys, Inc. (b)	786	240,131
TD SYNNEX Corp.	524	42,544
Teledyne Technologies, Inc. (b)	233	78,631
Tenable Holdings, Inc. (b)	490	17,052
Teradata Corp. (b)	534	16,586
Teradyne, Inc.	778	58,467
Texas Instruments, Inc.	5,095	788,604
The Trade Desk, Inc. - Class A (b)	1,800	107,550
The Western Union Co.	1,745	23,558
Thoughtworks Holding, Inc. (b)	729	7,647
Trimble, Inc. (b)	1,394	75,652
TTEC Holdings, Inc.	160	7,090
TTM Technologies, Inc. (b)	488	6,432
Twilio, Inc. - Class A (b)	450	31,113
Tyler Technologies, Inc. (b)	214	74,365
Ubiquiti, Inc. (c)	13	3,816
Ultra Clean Holdings, Inc. (b)	70	1,802
Unisys Corp. (b)	427	3,224
Unity Software, Inc. (b)	1,224	38,997
Universal Display Corp.	270	25,474
Varonis Systems, Inc. (b)	450	11,934
Veeco Instruments, Inc. (b)	400	7,328
Verint Systems, Inc. (b)	375	12,592
VeriSign, Inc. (b)	515	89,455
Verra Mobility Corp. (b)	693	10,651
Viasat, Inc. (b)	350	10,581
Viavi Solutions, Inc. (b)	1,328	17,330
Visa, Inc. - Class A	9,889	1,756,781
Vishay Intertechnology, Inc.	806	14,339
Vishay Precision Group, Inc. (b)	129	3,817
VMware, Inc. - Class A	996	106,034
Vontier Corp.	1,074	17,947
Western Digital Corp. (b)	1,673	54,456
WEX, Inc. (b)	214	27,165
Wolfspeed, Inc. (b)	445	45,995
Workday, Inc. - Class A (b)	567	86,309
Workiva, Inc. (b)	210	16,338
Xerox Holdings Corp.	828	10,830
Xperi Holding Corp.	799	11,298
Zebra Technologies Corp. - Class A (b)	278	72,839
Zendesk, Inc. (b)	565	42,997
Zoom Video Communications, Inc. - Class A (b)	170	12,510
Zscaler, Inc. (b)	539	88,595
		47,464,670
Materials - 2.3%
Air Products and Chemicals, Inc.	1,234	287,189
Albemarle Corp.	687	181,670
Alcoa Corp.	1,053	35,444
Alpha Metallurgical Resources, Inc.	154	21,073
AptarGroup, Inc.	286	27,179
Arconic Corp. (b)	394	6,714
Ashland, Inc.	263	24,977
ATI, Inc. (b)	328	8,728
Avery Dennison Corp.	440	71,588
Avient Corp.	483	14,635
Axalta Coating Systems Ltd. (b)	675	14,215
Balchem Corp.	122	14,833
Ball Corp.	1,558	75,283
Berry Global Group, Inc. (b)	755	35,130
Cabot Corp.	242	15,461
Carpenter Technology Corp.	200	6,228
Celanese Corp.	561	50,681
CF Industries Holdings, Inc.	913	87,876
Clearwater Paper Corp. (b)	130	4,888
Cleveland-Cliffs, Inc. (b)	2,588	34,860
Coeur Mining, Inc. (b)	2,448	8,372
Commercial Metals Co.	481	17,066
Compass Minerals International, Inc.	100	3,853
Corteva, Inc.	4,098	234,201
Crown Holdings, Inc.	631	51,130
Dow, Inc.	3,975	174,622
DuPont de Nemours, Inc.	3,097	156,089
Eagle Materials, Inc.	244	26,152
Eastman Chemical Co.	726	51,582
Ecolab, Inc.	1,484	214,319
Ferroglobe Representation & Warranty Insurance Trust (b)(d)(e)	500	–
FMC Corp.	572	60,460
Freeport-McMoRan, Inc.	7,354	200,985
Glatfelter Corp.	325	1,011
Graphic Packaging Holding Co.	1,514	29,886
Greif, Inc. - Class A	160	9,531
Hawkins, Inc.	7	273
HB Fuller Co.	168	10,097
Hecla Mining Co.	1,736	6,840
Huntsman Corp.	1,302	31,951
Ingevity Corp. (b)	129	7,821
Innospec, Inc.	129	11,052
International Flavors & Fragrances, Inc.	1,324	120,259
International Paper Co.	1,796	56,933
Kaiser Aluminum Corp.	118	7,239
Livent Corp. (b)	818	25,072
Louisiana-Pacific Corp.	422	21,602
Martin Marietta Materials, Inc.	320	103,069
Materion Corp.	151	12,080
Mativ Holdings, Inc.	162	3,577
Minerals Technologies, Inc.	86	4,249
MP Materials Corp. (b)	807	22,031
Myers Industries, Inc.	200	3,294
NewMarket Corp.	42	12,635
Newmont Corp.	4,534	190,564
Nucor Corp.	1,222	130,742
O-I Glass, Inc. (b)	938	12,147
Olin Corp.	837	35,891
Packaging Corp. of America	487	54,685
PPG Industries, Inc.	1,541	170,573
Quaker Chemical Corp.	38	5,486
Reliance Steel & Aluminum Co.	341	59,474
Royal Gold, Inc.	341	31,993
RPM International, Inc.	797	66,398
Sealed Air Corp.	712	31,691
Sensient Technologies Corp.	230	15,948
Silgan Holdings, Inc.	400	16,816
Sonoco Products Co.	552	31,315
Southern Copper Corp.	537	24,079
Steel Dynamics, Inc.	973	69,034
Stepan Co.	148	13,863
Summit Materials, Inc. - Class A (b)	571	13,681
Sylvamo Corp.	156	5,289
The Chemours Co.	824	20,312
The Mosaic Co.	1,821	88,009
The Scotts Miracle-Gro Co.	175	7,481
The Sherwin-Williams Co.	1,412	289,107
TimkenSteel Corp. (b)	400	5,996
TriMas Corp.	876	21,961
United States Steel Corp.	1,480	26,818
Valvoline, Inc.	846	21,438
Vulcan Materials Co.	736	116,075
Warrior Met Coal, Inc.	119	3,384
Westlake Corp.	212	18,419
Westrock Co.	1,284	39,663
Worthington Industries, Inc.	225	8,581
		4,364,898
Real Estate - 3.5%
Acadia Realty Trust	676	8,531
Agree Realty Corp.	300	20,274
Alexander & Baldwin, Inc.	213	3,532
Alexandria Real Estate Equities, Inc.	863	120,984
American Assets Trust, Inc.	425	10,931
American Homes 4 Rent - Class A	2,041	66,965
American Tower Corp.	2,513	539,541
Americold Realty Trust, Inc.	988	24,305
Apartment Income REIT Corp.	833	32,170
Apartment Investment and Management Co. - Class A	826	6,030
Apple Hospitality REIT, Inc.	1,244	17,491
AvalonBay Communities, Inc.	833	153,430
Boston Properties, Inc.	852	63,874
Brandywine Realty Trust	1,413	9,538
Brixmor Property Group, Inc.	1,930	35,647
Broadstone Net Lease, Inc.	607	9,427
Camden Property Trust	654	78,120
CareTrust REIT, Inc.	403	7,298
CBRE Group, Inc. - Class A (b)	1,878	126,784
Centerspace	138	9,290
Chatham Lodging Trust (b)	425	4,195
Corporate Office Properties Trust	468	10,872
Cousins Properties, Inc.	839	19,591
Crown Castle, Inc.	2,385	344,752
CubeSmart	1,418	56,805
DiamondRock Hospitality Co.	1,727	12,970
Digital Realty Trust, Inc.	1,648	163,449
DigitalBridge Group, Inc.	763	9,545
Douglas Elliman, Inc.	469	1,923
Douglas Emmett, Inc.	854	15,312
Duke Realty Corp.	2,071	99,822
Easterly Government Properties, Inc.	627	9,888
EastGroup Properties, Inc.	262	37,817
EPR Properties	422	15,133
Equinix, Inc.	531	302,054
Equity Commonwealth	482	11,742
Equity LifeStyle Properties, Inc.	1,178	74,026
Equity Residential	1,973	132,625
Essential Properties Realty Trust, Inc.	830	16,143
Essex Property Trust, Inc.	395	95,681
eXp World Holdings, Inc. (c)	540	6,053
Extra Space Storage, Inc.	769	132,814
Federal Realty Investment Trust	414	37,310
First Industrial Realty Trust, Inc.	727	32,577
Four Corners Property Trust, Inc.	497	12,022
Franklin Street Properties Corp.	950	2,499
Gaming and Leisure Properties, Inc.	1,154	51,053
Getty Realty Corp.	402	10,810
Global Net Lease, Inc.	259	2,758
Healthcare Realty Trust, Inc.	2,323	48,435
Healthpeak Properties, Inc.	3,192	73,161
Highwoods Properties, Inc.	510	13,750
Host Hotels & Resorts, Inc.	5,623	89,293
Hudson Pacific Properties, Inc.	815	8,924
Independence Realty Trust, Inc.	1,266	21,180
Industrial Logistics Properties Trust	175	963
Innovative Industrial Properties, Inc.	150	13,275
Invitation Homes, Inc.	3,739	126,266
Iron Mountain, Inc.	1,335	58,700
iStar, Inc.	512	4,741
JBG SMITH Properties	764	14,195
Jones Lang LaSalle, Inc. (b)	239	36,106
Kennedy-Wilson Holdings, Inc.	925	14,301
Kilroy Realty Corp.	620	26,108
Kimco Realty Corp.	3,401	62,612
Kite Realty Group Trust	1,402	24,142
Lamar Advertising Co. - Class A	400	32,996
Life Storage, Inc.	492	54,494
LTC Properties, Inc.	119	4,457
LXP Industrial Trust	1,125	10,305
Marcus & Millichap, Inc.	272	8,916
Medical Properties Trust, Inc.	2,958	35,082
Mid-America Apartment Communities, Inc.	700	108,549
National Health Investors, Inc.	325	18,372
National Retail Properties, Inc.	936	37,309
National Storage Affiliates Trust	580	24,116
Newmark Group, Inc. - Class A	765	6,166
NexPoint Residential Trust, Inc.	152	7,024
Office Properties Income Trust	228	3,203
Omega Healthcare Investors, Inc.	1,403	41,374
Opendoor Technologies, Inc. (b)	2,468	7,676
Orion Office REIT, Inc.	291	2,546
Outfront Media, Inc.	1,026	15,585
Paramount Group, Inc.	430	2,679
Park Hotels & Resorts, Inc.	982	11,057
Pebblebrook Hotel Trust	664	9,635
Physicians Realty Trust	900	13,536
Piedmont Office Realty Trust, Inc. - Class A	1,084	11,447
PotlatchDeltic Corp.	298	12,230
Prologis, Inc.	4,322	439,115
Public Storage	925	270,849
Rayonier, Inc.	487	14,595
Realty Income Corp.	3,323	193,399
Redfin Corp. (b)	630	3,679
Regency Centers Corp.	857	46,149
Retail Opportunity Investments Corp.	725	9,976
Rexford Industrial Realty, Inc.	1,133	58,916
RLJ Lodging Trust	1,430	14,472
Ryman Hospitality Properties, Inc.	353	25,977
Sabra Health Care REIT, Inc.	1,436	18,840
SBA Communications Corp.	637	181,322
Service Properties Trust	1,325	6,877
Simon Property Group, Inc.	1,775	159,306
SITE Centers Corp.	809	8,664
SL Green Realty Corp.	357	14,337
Spirit MTA REIT (b)(d)(e)	300	–
Spirit Realty Capital, Inc.	600	21,696
STAG Industrial, Inc.	1,140	32,410
STORE Capital Corp.	1,295	40,572
Summit Hotel Properties, Inc.	975	6,552
Sun Communities, Inc.	723	97,844
Sunstone Hotel Investors, Inc.	940	8,855
Tanger Factory Outlet Centers, Inc.	756	10,342
Tejon Ranch Co. (b)	50	720
Terreno Realty Corp.	399	21,143
The Howard Hughes Corp. (b)	321	17,780
The Macerich Co.	1,517	12,045
The St Joe Co.	268	8,584
UDR, Inc.	1,888	78,748
UMH Properties, Inc.	561	9,060
Uniti Group, Inc.	1,228	8,535
Urban Edge Properties	811	10,819
Ventas, Inc.	2,313	92,913
Veris Residential, Inc. (b)	725	8,243
VICI Properties, Inc.	6,371	190,174
Vornado Realty Trust	1,148	26,588
Washington Real Estate Investment Trust	425	7,463
Welltower, Inc.	2,651	170,512
Weyerhaeuser Co.	3,903	111,470
WP Carey, Inc.	1,175	82,015
Xenia Hotels & Resorts, Inc.	900	12,411
Zillow Group, Inc. - Class A (b)	352	10,078
Zillow Group, Inc. - Class C (b)	1,001	28,639
		6,773,993
Utilities - 3.0%
ALLETE, Inc.	381	19,069
Alliant Energy Corp.	1,283	67,986
Ameren Corp.	1,315	105,923
American Electric Power Co., Inc.	2,888	249,668
American States Water Co.	220	17,149
American Water Works Co., Inc.	1,008	131,201
Atmos Energy Corp.	755	76,897
Avangrid, Inc.	311	12,969
Avista Corp.	463	17,154
Black Hills Corp.	281	19,032
California Water Service Group	191	10,064
CenterPoint Energy, Inc.	3,198	90,120
Chesapeake Utilities Corp.	102	11,770
Clearway Energy, Inc. - Class A	724	21,069
Clearway Energy, Inc. - Class C	471	15,001
CMS Energy Corp.	1,542	89,806
Consolidated Edison, Inc.	1,892	162,258
Constellation Energy Corp.	1,674	139,260
Dominion Energy, Inc.	4,608	318,459
DTE Energy Co.	1,009	116,085
Duke Energy Corp.	4,267	396,916
Edison International	1,940	109,765
Entergy Corp.	1,030	103,649
Essential Utilities, Inc.	1,206	49,904
Evergy, Inc.	1,289	76,567
Eversource Energy	1,841	143,524
Exelon Corp.	5,125	191,983
FirstEnergy Corp.	3,026	111,962
Hawaiian Electric Industries, Inc. (c)	557	19,306
IDACORP, Inc.	218	21,584
MGE Energy, Inc.	150	9,845
Middlesex Water Co.	136	10,499
National Fuel Gas Co.	530	32,622
New Jersey Resources Corp.	440	17,028
NextEra Energy, Inc.	10,962	859,530
NiSource, Inc.	2,199	55,393
Northwest Natural Holding Co.	110	4,772
NorthWestern Corp.	330	16,262
NRG Energy, Inc.	1,246	47,684
OGE Energy Corp.	1,175	42,841
ONE Gas, Inc.	287	20,202
Ormat Technologies, Inc.	167	14,395
Otter Tail Corp.	196	12,058
PG&E Corp. (b)	9,114	113,925
Pinnacle West Capital Corp.	577	37,222
PNM Resources, Inc.	480	21,950
Portland General Electric Co.	500	21,730
PPL Corp.	4,078	103,377
Public Service Enterprise Group, Inc.	2,714	152,608
Sempra Energy	1,496	224,310
SJW Group	180	10,368
South Jersey Industries, Inc.	430	14,371
Southwest Gas Holdings, Inc.	325	22,669
Spire, Inc.	214	13,339
Sunnova Energy International, Inc. (b)	690	15,235
The AES Corp.	3,207	72,478
The Southern Co.	5,849	397,732
UGI Corp.	1,205	38,958
Vistra Corp.	2,187	45,927
WEC Energy Group, Inc.	1,685	150,690
Xcel Energy, Inc.	3,037	194,368
		5,710,488
Total Common Stocks (Cost $62,483,503)		189,533,944

Total Investments at Value - 99.0% (Cost $62,483,503)		189,533,944
Other Assets in Excess of Liabilities - 1.0%		2,004,227
Net Assets - 100.0%		$191,538,171

Percentages are stated as a percent of net assets.

REIT — Real Estate Investment Trust

(a) More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b) Non-income producing security.
(c) This security or a partial position of this security is on loan at September 30, 2022. The total market value of securities on loan at September 30, 2022, was $937,854.
(d) Illiquid security. The total fair value of such securities is $0 as of September 30, 2022, representing 0.0% of net assets.
(e)
Level 3 security. Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Directors. The total value of such securities is $0 as of September 30, 2022, representing 0.0% of net assets.

The Accompanying Footnotes are an Integral Part of this Schedule of Investments.

WILSHIRE 5000 INDEXSM FUND
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

1. Securities Valuation

Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolios’ pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Adviser’s Pricing Committee concludes it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Adviser’s Pricing Committee, whose members include at least two representatives of Wilshire Advisors LLC (the “Adviser”), one of whom is an officer of the Company, or by the Company’s Valuation Committee which is composed of Directors of the Company. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;
● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended September 30, 2022, there have been no significant changes to the Fund's fair value methodologies.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2022:

Wilshire 5000 IndexSM Fund	Level 1	Level 2	Level 3		Total
Common Stocks . . . . . . . . . . . . . . . . . . . . . . .	$189,533,944	$-	$-	*	$189,533,944
Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$189,533,944	$-	$-		$189,533,944

* Includes securities that have been fair valued at $0.

Refer to the Portfolio’s Schedule of Investments for a listing of the securities by industry or sector type. Wilshire 5000 IndexSM Fund held common stocks that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $0 as of September 30, 2022. A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is only presented when a Portfolio has over 1% of Level 3 investments.